Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash Flows from Operating Activities:
Net (loss) income	$ (247,284)	$ 770,420
Adjustment to reconcile Net Income to net cash provided by operations:
Minority interest loss	94,125
Depreciation and amortization	127,760	25,533
Stock issued for compensation		13,000
Bad Debt expense	3,532,512	355,903
Gain on conversion of debt	59,000
Changes in assets and liabilities:
Accounts receivable	(4,951,958)	(2,029,669)
Deferred tax assets	723,900
Other operating assets	(1,224)	(200)
Accounts payable and accruals	635,423	293,123
Disputed liability	389,135
Related party loans	2,851	11,624
Disputed net income	411,919	134,200
Other liabilities	(27,801)	(21,850)
Net Cash (Used) Provided by Operating Activities	748,358	(447,916)
Cash Flows from Investing Activities:
Purchase of property and equipment	(254,123)	(12,382)
Payments for intangibles	(86,650)
Net Cash (Used) by Investing Activities	(340,773)	(12,382)
Cash Flows from Financing Activities:
Payments to repurchase stock	(85,000)	(30,000)
Proceeds from issuance of notes payable	1,576,243	1,320,310
Repayments of notes payable	(1,060,711)
Net Cash Provided by Financing Activities	430,532	1,290,310
Net increase/decrease in Cash	838,117	830,012
Cash at beginning of period	97,103	9,330
Cash at end of period	935,220	839,342
Supplemental cash flow information:
Interest paid	134,486	9,037
Supplemental Schedule of Noncash Investing and Financing Activities
Acquisition of intangibles for debt	184,000
Acquisition of intangibles for stock	175,000
Acquisition of property for debt	$ 53,032